Operating profit - Other operating income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating profit, other operating income and expense
Legal proceedings provision	$ 610	$ (219)	$ 241
Royalties income	146	96	132
Royalties amortisation	(4)	(4)	(45)
Gains on disposal of intangible assets	1,243	1,885	1,518
Gains on disposal of short-term investments			161
Net (losses)/gains on disposal of other non-current assets	(21)	(8)	24
Impairment of property, plant and equipment			(78)
Impairment of intangible assets	(3)
Legal settlements		374
Other income	285	277	286
Other expense	(108)	(93)	(168)
Other operating income and expense	1,541	2,527	1,830
Other payables	819	608	895
BMS's share of Global Diabetes Alliance
Operating profit, other operating income and expense
Changes in fair value of contingent consideration credit (charge)	(516)	(482)	208
Global Anaesthetics portfolio
Operating profit, other operating income and expense
Gains on disposal of intangible assets			555
Acerta Pharma
Operating profit, other operating income and expense
Changes in fair value of contingent consideration credit (charge)	172	(113)	(209)
Other payables	2,146	1,838	1,823
Synagis
Operating profit, other operating income and expense
Gains on disposal of intangible assets	515
Other payables	150
Losec
Operating profit, other operating income and expense
Gains on disposal of intangible assets	243
Arimidex and Casodex
Operating profit, other operating income and expense
Gains on disposal of intangible assets	181
Nexium
Operating profit, other operating income and expense
Gains on disposal of intangible assets		695
Atacand
Operating profit, other operating income and expense
Gains on disposal of intangible assets		210
Alvesco, Omnaris and Zetonna
Operating profit, other operating income and expense
Gains on disposal of intangible assets		139
Seroquel XR/IR
Operating profit, other operating income and expense
Gains on disposal of intangible assets	$ 213	527
Zomig
Operating profit, other operating income and expense
Gains on disposal of intangible assets			193
Most markets outside the US | Anaesthetics Medicines
Operating profit, other operating income and expense
Gains on disposal of intangible assets		172
Europe | Seloken/Toprol-XL
Operating profit, other operating income and expense
Gains on disposal of intangible assets			$ 301
Canada
Operating profit, other operating income and expense
Legal settlements		$ 352